SUMMARY OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Number Outstanding	872,259	543,754	543,754	695,439
Warrants Outstanding, Weighted-Average Remaining Contractual Life	1 year 6 months
Warrants Outstanding, Weighted-Average Exercise Price	$ 3.04	$ 3.04	$ 3.04	$ 3.04
Warrants Exercisable, Number Exercisable	872,259		543,754
Warrants Exercisable, Weighted-Average Exercise Price	$ 3.04		$ 3.04
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding, Number Outstanding		6,978,072		4,350,034	5,563,509
Warrants Outstanding, Weighted-Average Remaining Contractual Life		1 year 6 months
Warrants Outstanding, Weighted-Average Exercise Price		$ 0.38		$ 0.38	$ 0.38
Warrants Exercisable, Number Exercisable		6,978,072		4,350,034
Warrants Exercisable, Weighted-Average Exercise Price		$ 0.38		$ 0.38
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices Maximum	2.80
Minimum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices Maximum		0.35
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices Maximum	$ 13.20
Maximum [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices Maximum		$ 1.65